SUBORDINATED CONVERTIBLE DEBT AND SUBORDINATED DEBT (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 03, 2020	Nov. 28, 2017	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	Aug. 06, 2015
Defined Benefit Plan Disclosure [Line Items]
Subordinated convertible debt					$ 33,100
Share Price			$ 10.00	$ 10.00
Accrued interest			$ 9,000
Golden Wayford Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Subordinated Convertible Note Promissory Note						$ 10,000
Principal Payment		$ 1,000
Maturity Date		Feb. 16, 2016
Interest rate			5.00%
Subordinated convertible debt					$ 23,500
Oak [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares sold	383,266
Share Price	$ 0.0001
Principal Amount	$ 23,500